EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
Schedule of basic and diluted earnings (loss) per share

	2020			2021			2022
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Basic loss per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(635,610)	(243,440)	(123,668)	(768,670)	(293,707)	(149,205)	(909,443)	(131,855)	(341,778)	(49,553)	(173,626)	(25,173)
Net (loss) income from discontinued operations, net of tax	(648,334)	(248,312)	(126,144)	934,833	357,198	181,458	(24,552)	(3,562)	(9,225)	(1,336)	(4,687)	(679)
Net (loss) income attributable to ordinary shareholders—basic	(1,283,944)	(491,752)	(249,812)	166,163	63,491	32,253	(933,995)	(135,417)	(351,003)	(50,889)	(178,313)	(25,852)
Denominator:
Weighted average number of ordinary shares outstanding—basic	245,626,959	94,075,249	47,790,698	246,207,464	94,075,249	47,790,698	250,326,701	250,326,701	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(2.59)	(2.59)	(2.59)	(3.12)	(3.12)	(3.12)	(3.63)	(0.53)	(3.63)	(0.53)	(3.63)	(0.53)
Discontinued operations	(2.64)	(2.64)	(2.64)	3.80	3.80	3.80	(0.10)	(0.01)	(0.10)	(0.01)	(0.10)	(0.01)
Basic (loss) income per share	(5.23)	(5.23)	(5.23)	0.68	0.68	0.68	(3.73)	(0.54)	(3.73)	(0.54)	(3.73)	(0.54)

Basic loss per ADS:
Basic net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares)	(104.60)	(104.60)	(104.60)	13.60	13.60	13.60	(74.60)	(10.80)	(74.60)	(10.80)	(74.60)	(10.80)

19.EARNINGS (LOSS) PER SHARE (CONTINUED)

	2020			2021			2022
	Class A	Class B	Class C	Class A	Class B	Class C	Class A	Class A	Class B	Class B	Class C	Class C
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$	RMB	US$
Diluted loss per share:
Numerator:
Net loss from continuing operations attributable to ordinary shareholders—basic	(635,610)	(243,440)	(123,668)	(768,670)	(293,707)	(149,205)	(909,443)	(131,855)	(341,778)	(49,553)	(173,626)	(25,173)
Net (loss) income from discontinued operations, net of tax	(648,334)	(248,312)	(126,144)	934,833	357,198	181,458	(24,552)	(3,562)	(9,225)	(1,336)	(4,687)	(679)
Net (loss) income attributable to ordinary shareholders—basic	(1,283,944)	(491,752)	(249,812)	166,163	63,491	32,253	(933,995)	(135,417)	(351,003)	(50,889)	(178,313)	(25,852)
Reallocation of net loss from continuing operations attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(367,108)	—	—	(442,912)	—	—	(515,404)	(74,726)	—	—	—	—
Reallocation of net (loss) income from discontinued operations, net of tax attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(374,456)	—	—	538,656	—	—	(13,912)	(2,015)	—	—	—	—
Reallocation of net (loss) income attributable to ordinary shareholders as a result of conversion of Class C and Class B to Class A ordinary shares (Note 21)	(741,564)	—	—	95,744	—	—	(529,316)	(76,741)	—	—	—	—
Net (loss) income attributable to ordinary shareholders—diluted	(2,025,508)	(491,752)	(249,812)	261,907	63,491	32,253	(1,463,311)	(212,158)	(351,003)	(50,889)	(178,313)	(25,852)
Denominator:
Weighted average number of ordinary shares outstanding—basic	245,626,959	94,075,249	47,790,698	246,207,464	94,075,249	47,790,698	250,326,701	250,326,701	94,075,249	94,075,249	47,790,698	47,790,698
Conversion of Class C and Class B to Class A ordinary shares (Note 21)	141,865,947	—	—	141,865,947	—	—	141,865,947	141,865,947	—	—	—	—
Weighted average number of ordinary shares for continuing operations outstanding - diluted	387,492,906	94,075,249	47,790,698	388,073,411	94,075,249	47,790,698	392,192,648	392,192,648	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares for discontinued operations outstanding - diluted	387,492,906	94,075,249	47,790,698	388,073,411	94,075,249	47,790,698	392,192,648	392,192,648	94,075,249	94,075,249	47,790,698	47,790,698
Weighted average number of ordinary shares outstanding - diluted	387,492,906	94,075,249	47,790,698	388,073,411	94,075,249	47,790,698	392,192,648	392,192,648	94,075,249	94,075,249	47,790,698	47,790,698
Continuing operations	(2.59)	(2.59)	(2.59)	(3.12)	(3.12)	(3.12)	(3.63)	(0.53)	(3.63)	(0.53)	(3.63)	(0.53)
Discontinued operations	(2.64)	(2.64)	(2.64)	3.80	3.80	3.80	(0.10)	(0.01)	(0.10)	(0.01)	(0.10)	(0.01)
Diluted (loss) income per share	(5.23)	(5.23)	(5.23)	0.68	0.68	0.68	(3.73)	(0.54)	(3.73)	(0.54)	(3.73)	(0.54)

Diluted (loss) income per share:
Diluted net (loss) earnings per ADS (1 ADS equals 20 Class A ordinary shares)	(104.60)	(104.60)	(104.60)	13.60	13.60	13.60	(74.60)	(10.80)	(74.60)	(10.80)	(74.60)	(10.80)